Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The Committee may also consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Committee. The Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The Committee has delegated limited authority to the Chief Executive Officer to grant equity awards, excluding awards to executive officers. Annual and off-cycle equity awards granted by the Chief Executive Officer prior to April 1 will generally be effective on or about April 1. Such equity awards granted by the Chief Executive Officer after April 1 and all special equity awards will generally be effective on the fifteenth day of the month.

Award Timing Method
We generally grant annual equity-based awards during the first half of our fiscal year, although such timing may change from year to year. The Committee may also consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Committee. The Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The Committee has delegated limited authority to the Chief Executive Officer to grant equity awards, excluding awards to executive officers. Annual and off-cycle equity awards granted by the Chief Executive Officer prior to April 1 will generally be effective on or about April 1. Such equity awards granted by the Chief Executive Officer after April 1 and all special equity awards will generally be effective on the fifteenth day of the month.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false